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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
             Read instructions at end of Form before preparing Form.
                             Please print or type.

1.    Name and address of issuer:
      Deutsche Investors Funds, Inc.
      One South Street
      Baltimore, Maryland 21202


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                    Growth Opportunity Fund
                    Class A, B and C Shares



3.    Investment Company Act File Number:        811-8227
      Securities Act File Number:                333-7008

4(a). Last day of fiscal year for which this Form is filed:     October 30, 2002

4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [_] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:
      (i)    Aggregate sale price of securities sold during
             the fiscal year pursuant to section 24(f):            $          0


      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:                   $  2,726,827


      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending no
             earlier than October 11, 1995 that were not
             previously used to reduce registration fees
             payable to the Commission:                            $          -

      (iv)   Total available redemption credits [add Items
             5(ii) and 5(iii)]:                                    $  2,726,827

      (v)    Net sales -- if Item 5(i) is greater than Item
             5(iv) [subtract Item 5(iv) from Item 5(i):            $          0

      (vi)   Redemption credits available for use in future
             years -- if Item 5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:                 $ (2,726,827)

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      (vii)  Multiplier for determining registration fee (See
             Instruction C.9): x                                       0.000092

      (viii) Registration fee due [multiply Item 5(v) by Item
             5(vii)] (enter "0" if no fee is due):                 $          0

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting
      an amount of securities that were registered under the
      Securities Act of 1933 pursuant to Rule 24e-2 as in
      effect before October 11, 1997, then report the amount of
      securities (number of shares or other units) deducted
      here:                                                        $          -
      If there are a number of shares or other units that were
      registered pursuant to rule 24e-2 remaining unsold at
      the end of the fiscal year for which this form is filed
      that are available for use by the issuer in future
      fiscal years, then state that number here:                   $          -

7.    Interest due -- if this Form is being filed more than 90
      days after the end of the issuer's fiscal year (see
      Instruction D): +                                            $          0

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]: =                   $          0

9.    Date the registration fee and any interest payment was
      sent to the Commission's lockbox depository:
      _______________________________


Method of delivery:           [X] Wire Transfer          [_] Mail or other means


                                   SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*         /s/ Bruce A. Rosenblum
                                  ----------------------------------------------
                                  Bruce A. Rosenblum, Assistant Secretary


Date:    12/30/02


* Please print the name and title of the signing officer below the signature.